Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Net Periodic Benefit Cost / (Income)

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
Service cost	$0.5	$0.7	$1.6	$1.9
Interest cost	3.7	3.6	11.0	11.0
Expected return on plan assets	(3.9)	(3.7)	(11.8)	(11.1)
Amortization of unrecognized:
Prior service cost	0.2	0.3	0.7	0.7
Actuarial loss	1.3	0.9	3.8	2.9

Net periodic benefit cost	$1.8	$1.8	$5.3	$5.4

	Years ended December 31,
$ in millions	2024	2023	2022
Service cost	$2.5	$3.0	$4.9
Interest cost	14.6	15.8	9.6
Expected return on assets	(14.8)	(17.6)	(15.8)
Amortization of unrecognized:
Actuarial loss	3.9	1.1	7.7
Prior service cost	1.0	1.1	1.2

Net periodic benefit cost	$7.2	$3.4	$7.6

Rates relevant to each year’s expense calculations
Discount rate	5.14%	5.41%	2.83%
Expected return on plan assets	5.15%	5.40%	4.60%

Schedule of Allocation of Plan Assets
The following table summarizes our target pension plan allocation:

	Long-Term Mid-Point Target Allocation	Percentage of plan assets as of December 31,
Asset category		2024	2023
Equity Securities	32%	31%	32%
Debt Securities	68%	68%	67%
Cash and Cash Equivalents	—%	1%	1%

Weighted Average Assumptions Used to Determine Benefit Obligations
The weighted average assumptions used to determine benefit obligations were:

Benefit Obligation Assumptions	Pension
	2024	2023	2022
Discount rate for obligations	5.66%	5.14%	5.41%
Rate of compensation increases	3.21%	3.21%	3.21%

Estimated Future Benefit Payments and Medicare Part D Reimbursements
Benefit payments, which reflect future service, are expected to be paid as follows:
Estimated future benefit payments

$ in millions due within the following years:	Pension
2025	$22.0
2026	22.0
2027	21.9
2028	21.8
2029	21.8
2030 - 2034	106.1

Pension [Member]
Defined Benefit Plan, Plan Assets, Category
The fair values of our Pension Plans’ assets at December 31, 2024 by asset category are as follows:

$ in millions	Market Value at December 31, 2024	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
Asset category		(Level 1)	(Level 2)	(Level 3)
Common collective trusts
Equities (a)	$81.3	$—	$81.3	$—
Debt securities (b)	118.9	—	118.9	—
Government debt securities (c)	58.2	—	58.2	—

Total common collective trusts	258.4	—	258.4	—
Cash and cash equivalents (d)	1.7	1.7	—	—

Total pension plan assets	$260.1	$1.7	$258.4	$—

(a)
This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(b)
This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(c)
This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(d)
This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

The fair values of our pension plan assets at December 31, 2023 by asset category are as follows:

$ in millions	Market Value at December 31, 2023	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
Asset category		(Level 1)	(Level 2)	(Level 3)
Common collective trusts
Equities (a)	$84.5	$—	$84.5	$—
Debt securities (b)	121.1	—	121.1	—
Government debt securities (c)	61.0	—	61.0	—

Total common collective trusts	266.6	—	266.6	—
Cash and cash equivalents (d)	1.8	1.8	—	—

Total pension plan assets	$268.4	$1.8	$266.6	$—

(a)
This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(b)
This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(c)
This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(d)
This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

Pension And Postretirement Benefit Plans' Obligations And Assets
The following tables set forth the changes in the Pension Plans’ obligations and assets recorded on the Balance Sheets at December 31, 2024 and 2023. The amounts presented in the following tables for pension obligations include the collective bargaining plan formula, traditional management plan formula and cash balance plan formula and the SERP in the aggregate and have not been adjusted for $1.1 million, $0.9 million and $1.7 million of costs billed to the Service Company for the years ended December 31, 2024, 2023 and 2022, respectively, or $1.2 million, $0.2 million and $0.9 million of costs billed to AES Ohio Generation for the years ended December 31, 2024, 2023 and 2022, respectively.

$ in millions	Years ended December 31,
Change in benefit obligation	2024	2023
Benefit obligation at January 1	$298.6	$309.0
Service cost	2.5	3.0
Interest cost	14.6	15.8
Plan amendments	—	1.4
Actuarial loss / (gain)	(12.4)	9.6
Benefits paid	(20.9)	(40.2)

Benefit obligation at December 31	282.4	298.6

$ in millions	Years ended December 31,
Change in benefit obligation	2024	2023
Fair value of plan assets at January 1	268.4	274.4
Actual return on plan assets	5.0	26.5
Employer contributions	7.6	7.7
Benefits paid	(20.9)	(40.2)

Fair value of plan assets at December 31	260.1	268.4

Unfunded status of plan	$(22.3)	$(30.2)

	December 31,
Amounts recognized in the Balance Sheets	2024	2023
Current liabilities	$(0.2)	$(0.2)
Non-current liabilities	(22.1)	(30.0)

Net liability at end of year	$(22.3)	$(30.2)

Amounts recognized in Accumulated other comprehensive loss , Regulatory assets, non-current , pre-tax
Components:
Prior service cost	$6.6	$7.6
Net actuarial loss	95.8	102.3

Accumulated other comprehensive loss, Regulatory assets, pre-tax	$102.4	$109.9

Recorded in:
Regulatory assets, non-current	$56.0	$60.7
Accumulated other comprehensive loss	46.4	49.2

Accumulated other comprehensive loss, Regulatory assets, pre-tax	$102.4	$109.9

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities

	Years ended December 31,
$ in millions	2024	2023	2022
Net actuarial loss / (gain)	$(2.6)	$0.7	$(9.1)
Plan amendments	—	1.4	—
Reversal of amortization item:
Net actuarial loss	(3.9)	(1.1)	(7.7)
Prior service cost	(1.0)	(1.1)	(1.2)

Total recognized in Accumulated other comprehensive loss, Regulatory assets and Regulatory liabilities	$(7.5)	$(0.1)	$(18.0)

Total recognized in net periodic benefit cost and Accumulated other comprehensive loss, Regulatory assets and Regulatory liabilities	$(0.3)	$3.3	$(10.4)